Annual Fund Operating Expenses - Class I2 - Alger Large Cap Growth Portfolio - Class I-2	May 01, 2021
Operating Expenses:
Advisory Fees	0.71%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.86%

[1]	The Alger Portfolios (the “Trust”) and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%.
[2]	The Manager has contractually agreed to waive its advisory fee in an amount equal to the advisory fees earned on the Portfolio’s investment in any affiliated investment company.This commitment will remain in effect for the life of any such investment, can only be amended or terminated by agreement of the Trust's Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and the Manager. As a result of this waiver, the actual advisory fee rate paid as a percentage of average daily net assets for the year ended December 31, 2020 was .69%.